Mandatory convertible debentures, Mandatory Convertible Debentures (Q1) (Details) - Mandatory Convertible Debentures [Member] - Devvio Inc. [Member] - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 12, 2024	Oct. 31, 2024	Oct. 31, 2024	Jul. 31, 2024
Component of Mandatory Convertible Debentures [Abstract]
Beginning balance			$ 127,500	$ 0
Issued	$ 100,000			100,000
Change in fair value of mandatory convertible debentures			(70,500)	27,500
Conversion of debentures		$ (57,000)	(57,000)
Ending balance		$ 0	$ 0	$ 127,500